United States
Securities and Exchange Commission
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04984
AMERICAN BEACON FUNDS
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices) (Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 391-6100
Date of fiscal year end: December 31, 2010
Date of reporting period: September 30, 2010

ITEM 1. SCHEDULES OF INVESTMENTS.
The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended September 30, 2010 is provided below.
At the time of filing, the Schedule of Investments for the Master International Index Series of the Quantitative Master Series Trust was not available.

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended September 30, 2010 is provided below.
At the time of filing, the Schedule of Investments for the State Street Equity 500 Index Portfolio of the Sate Street Master Funds was not available.

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended September 30, 2010 is provided below.
At the time of filing, the Schedule of Investments for the Master Small Cap Index Series of the Quantitative Master Series Trust was not available.

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Par Amount	Value
	($000)	($000)
U.S. TREASURY OBLIGATIONS — 100.27%
2.00%, Due 4/15/2012*	$8,154	$8,437
3.00%, Due 7/15/2012*	27,221	28,906
0.625%, Due 4/15/2013*	1,444	1,483
1.875%, Due 7/15/2013*	9,573	10,174
2.00%, Due 1/15/2014*	10,752	11,532
1.25%, Due 4/15/2014*	17,141	18,034
2.00%, Due 7/15/2014*	9,469	10,241
1.625%, Due 1/15/2015*	16,631	17,773
0.50%, Due 4/15/2015*	6,388	6,561
1.875%, Due 7/15/2015*	23,806	25,880
2.00%, Due 1/15/2016*	13,642	14,951
2.50%, Due 7/15/2016*	2,372	2,686
2.375%, Due 1/15/2017*	12,016	13,544
2.625%, Due 7/15/2017*	6,343	7,313
1.625%, Due 1/15/2018*	1,374	1,490
1.375%, Due 7/15/2018*	9,387	10,041
2.125%, Due 1/15/2019*	14,947	16,827
1.875%, Due 7/15/2019*	16,653	18,459
1.375%, Due 1/15/2020*	2,757	2,930
1.25%, Due 7/15/2020*	12,366	12,975
2.375%, Due 1/15/2025*	445	512
2.00%, Due 1/15/2026*	428	471

Total U.S. Treasury Obligations (Cost $235,386)		241,220

	Shares
SHORT-TERM INVESTMENTS — 0.34% (Cost $808)
JPMorgan U.S. Government Money Market Fund	807,564	808

TOTAL INVESTMENTS — 100.61% (Cost $236,194)		242,028
LIABILITIES, NET OF OTHER ASSETS — (0.61%)		(1,473)

TOTAL NET ASSETS — 100.00%		$240,555

*	Inflation-indexed Note.
Percentages are stated as a percent of net assets.
AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
Security Valuation
     Investments are valued at the close of the New York Stock Exchange (the“Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.
     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.
     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.
     Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”). In the light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.
     Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
     The Fund’s investments are summarized by level based on the inputs used to determine their value. As of September 30, 2010, the Fund’s investments were classified as follows: (in thousands)

Treasury Inflation Protected Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$241,220	$—	$241,220
Short Term Investments	808	—	—	808

Total Investments in Securities	$808	$241,220	$—	$242,028

Cost of Investments for Federal Income Tax Purposes
     As of September 30, 2010, the cost of investments for federal income tax purposes was as follows (in thousands):

	Cost of Investments			Net Unrealized
	for Federal Income	Unrealized	Unrealized	Appreciation /
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
TIPs Fund	$236,669	$5,540	$(181)	$5,359

AMERICAN BEACON GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Shares	Value
		($000)
AUSTRALIA — 12.48%
COMMON STOCKS — 12.48%
CFS Retail Property Trust* †	71,000	$130
Dexus Property Group*	464,583	384
ING Industrial Fund*	400,000	189
ING Office Fund	577,854	335
Stockland*	193,327	717
Westfield Group*	93,056	1,104

Total Australia (Cost $2,393)		2,859

AUSTRIA — 0.51%
COMMON STOCKS — 0.51% (Cost $110)
Altiris, Inc.†	21,026	117

BRAZIL — 1.24%
COMMON STOCKS — 1.24% (Cost $254)
Gafisa S.A., ADR‡	18,357	284

CANADA — 5.04%
COMMON STOCKS — 5.04%
Allied Properties Real Estate Investment Trust*	9,126	201
Boardwalk Real Estate Investment Trust*	4,104	187
Brookfield Properties Corp.†	7,440	115
Canadian Apartment Properties REIT*	11,456	190
First Capital Realty, Inc.†	11,870	179
RioCan Real Estate Investment Trust† §	2,000	45
RioCan Real Estate Investment Trust*	10,672	238

Total Canada (Cost $848)		1,155

FRANCE — 5.15%
COMMON STOCKS — 5.15%
Fonciere Des Regions† **	3	0
Icad, Inc.†	3,440	361
Unibail-Rodamco* †	3,695	820

Total France (Cost $918)		1,181

GERMANY — 0.53%
COMMON STOCKS — 0.53% (Cost $104)
Alstria Office REIT-AG†	8,746	121

HONG KONG/CHINA — 13.64%
COMMON STOCKS — 13.64%
China Resources Land Ltd.	130,470	265
Hang Lung Properties Ltd.†	98,132	477
Henderson Land Development Co. Ltd.	22,748	162
Kerry Properties Ltd.	90,000	489
Longfor Properties Co. Ltd.	149,690	169
Poly Hong Kong Investments Ltd.	98,000	105
Sun Hung Kai Properties Ltd.	64,641	1,115
The Link REIT* †	116,214	344

Total Hong Kong/China (Cost $2,118)		3,126

JAPAN — 7.70%
COMMON STOCKS — 7.70%
Frontier Real Estate Investment Corp.* †	21	173
Japan Prime Realty Investment Corp.* †	76	167
Kenedix, Inc.†	773	137
Mitsubishi Estate Co. Ltd.	51,698	841

	Shares	Value
		($000)
Mori Trust Sogo REIT, Inc.*	22	$186
NTT Urban Development Corp.	309	260

Total Japan (Cost $1,909)		1,764

NETHERLANDS — 2.51%
COMMON STOCKS — 2.51%
Corio NV* †	4,444	305
Eurocommercial Properties NV* †	5,573	258
ProLogis European Properties†	2,065	12

Total Netherlands (Cost $504)		575

NORWAY — 0.81%
COMMON STOCKS — 0.81% (Cost $214)
Norwegian Property ASA†	107,410	185

SINGAPORE — 8.44%
COMMON STOCKS — 8.44%
Allgreen Properties Ltd.	152,095	136
Ascendas Real Estate Investment Trust* †	140,000	233
CapitaCommercial Trust*	186,372	210
CapitaLand Ltd.	233,161	720
CapitaMall Trust* †	206,726	338
Overseas Union Enterprise Ltd.	59,000	132
Yanlord Land Group Ltd.	122,895	164

Total Singapore (Cost $1,243)		1,933

UNITED KINGDOM — 6.37%
COMMON STOCKS — 6.37%
Big Yellow Group Plc* †	27,773	142
British Land Co. Plc* †	73,534	538
Derwent London Plc* †	10,140	239
Great Portland Estates Plc* †	34,600	186
Helical Bar Plc†	40,057	187
St. Modwen Properties Plc†	63,044	168

Total United Kingdom (Cost $1,100)		1,460

UNITED STATES — 32.73%
COMMON STOCKS — 32.73%
Alexandria Real Estate Equities, Inc.*	5,568	389
American Campus Communities, Inc.*	11,586	353
AvalonBay Communities, Inc.	3,976	413
BioMed Realty Trust, Inc.*	12,100	217
BRE Properties, Inc.*	5,961	247
Brookdale Senior Living, Inc.†	10,008	163
Chesapeake Lodging Trust	5,800	95
Coresite Realty Corp.* †	4,965	81
Digital Realty Trust, Inc.*	8,884	547
Douglas Emmett, Inc.*	10,543	185
Duke Realty Corp.*	23,175	269
Equity Lifestyle Properties, Inc.*	5,244	286
Federal Realty Investment Trust*	3,260	266
Health Care REIT, Inc.*	10,557	500
Hersha Hospitality Trust*	43,504	225
Kite Realty Group Trust*	29,776	132
Marriott International, Inc.	3,757	135
Pebblebrook Hotel Trust†	6,136	111
Public Storage, Inc.*	5,405	525
Simon Property Group, Inc.*	11,803	1,095
UDR, Inc.*	17,220	364
U-Store-It Trust*	24,201	202
Vornado Realty Trust*	8,194	701

Total United States (Cost $5,367)		7,501

	Shares	Value
		($000)
SHORT-TERM INVESTMENTS- 0.71%
JPMorgan U.S. Government Money Market Fund	137,252.62	$137
U.S. Treasury , 0.11%, Due 11/18/2010	25,000.00	25

Total Short-Term Investments (Cost $162)		162

TOTAL INVESTMENTS — 97.86% (Cost $17,244)		22,423
OTHER ASSETS, NET OF LIABILITIES — 2.14%		491

TOTAL NET ASSETS - 100.00%		$22,914

*	REIT

†	Non-income producing security.

‡	ADR — American Depository Receipt

§	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $45 or 0.20% of net assets. The Fund has no right to demand registration of these securities.

**	Warrant

Percentages are stated as a percent of net assets.
AMERICAN BEACON GLOBAL REAL ESTATE FUND
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
Security Valuation
     Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.
     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.
     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.
     Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).
     Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgment of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.
Currency Translation
     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.
     Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
     A summary of the inputs used to value the Funds’ investments as of September 30, 2010 is as follows (in thousands):

Global Real Estate Fund	Level 1	Level 2	Level 3	Total
Common Stock	$22,261	$—	$—	$22,261
Short Term Investments	137	25	—	162

Total Investments in Securities	$22,398	$25	$—	$22,423

Cost of Investments for Federal Income Tax Purposes
    As of September 30, 2010, the cost of investments for federal income tax purposes was as follows (in thousands):

	Cost of Investments			Net Unrealized
	for Federal Income	Unrealized	Unrealized	Appreciation /
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Global Real Estate	$19,794	$3,708	$(1,079)	$2,629

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.
(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as
EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
Date: November 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
Date: November 29, 2010

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer
Date: November 29, 2010